MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2006-1

Collection Period					02/01/07-02/28/07
Determination Date						03/09/2007
Distribution Date						03/15/2007

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$441,826,593.93
2	.	Collections allocable to Principal				$15,794,437.63
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$509,468.68
5	.	Pool Balance on the close of the last day of the related Collection Period				$425,522,687.62
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$615,000,047.98

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$0.00		$0.00
		b.	Class A-2 Note Balance	$119,745,588.10		$103,629,176.71
		c.	Class A-3 Note Balance	$198,000,000.00		$198,000,000.00
		d.	Class A-4 Note Balance	$85,200,000.00		$85,200,000.00
		e.	Class B Note Balance	$20,000,000.00		$20,000,000.00
		f.	Class C Note Balance	$13,800,000.00		$13,800,000.00
		g.	Note Balance (sum a - f)	$436,745,588.10		$420,629,176.71

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
		b.	Class A-2 Note Pool Factor	0.7002666		0.6060186
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.7101554		0.6839499

9	.	Overcollateralization Target Amount				$4,893,510.91
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,893,510.91

11	.	Weighted Average Coupon			%	9.95%

12	.	Weighted Average Original Term		months	62.12
13	.	Weighted Average Remaining Term		months	48.77

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge		$3,614,443.92
		b.	Liquidation Proceeds allocable to Finance Charge		$5.03
		c.	Purchase Amount allocable to Finance Charge		$0.00
		d.	Available Finance Charge Collections (sum a - c)		$3,614,448.95

15	.	Principal:
		a.	Collections allocable to Principal		$15,794,437.63
		b.	Liquidation Proceeds allocable to Principal		$158,124.69
		c.	Purchase Amount allocable to Principal		$0.00
		d.	Available Principal Collections (sum a - c)		$15,952,562.32

16	.	Total Finance Charge and Principal Collections (14d + 15d)			$19,567,011.27
17	.	Interest Income from Collection Account			$68,628.41
18	.	Simple Interest Advances			$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)			$19,635,639.68

Available Funds

20	.	Available Collections			$19,635,639.68
21	.	Reserve Account Draw Amount			$0.00
22	.	Available Funds			$19,635,639.68

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee		$368,188.83
		b.	Amount Unpaid from Prior Months		$0.00
		c.	Amount Paid		$368,188.83
		d.	Shortfall Amount (a + b - c)		$0.00

24	.	Unreimbursed Servicer Advances			$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest		$0.00
		b.	Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		d.	Total Class A-1 Note Interest (sum a - c)		$0.00

		e.	Class A-2 Monthly Interest		$533,865.75
		f.	Additional Note Interest related to Class A-2 Monthly Interest		$0.00

		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$533,865.75

		i.	Class A-3 Monthly Interest	$879,450.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$879,450.00

		m.	Class A-4 Monthly Interest	$384,110.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$384,110.00

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$92,666.67
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$92,666.67

28	.	Secondary Principal Distributable Amount		$0.00

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$66,240.00
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$66,240.00

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$2,324,521.25

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$16,116,411.39

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$3,614,448.95
		b.	Total Daily Deposits of Principal Collections	$15,952,562.32
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$68,628.41
		e.	Total Deposits to Collection Account (sum a - d)	$19,635,639.68

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$368,188.83
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,072,743.81
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,194,707.04
		e.	Total Withdrawals from Collection Account(sum a - d)	$19,635,639.68

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$0.00
		b.	Class A-2 Interest Distribution	$533,865.75
		c.	Class A-3 Interest Distribution	$879,450.00
		d.	Class A-4 Interest Distribution	$384,110.00
		e.	Class B Interest Distribution	$92,666.67
		f.	Class C Interest Distribution	$66,240.00

		g.	Class A-1 Principal Distribution	$0.00
		h.	Class A-2 Principal Distribution	$16,116,411.39
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$18,072,743.81

37	.	Withdrawals
		a.	Class A-1 Distribution	$0.00
		b.	Class A-2 Distribution	$16,650,277.14
		c.	Class A-3 Distribution	$879,450.00
		d.	Class A-4 Distribution	$384,110.00
		e.	Class B Distribution	$92,666.67
		f.	Class C Distribution	$66,240.00
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$18,072,743.81

Certificate Payment Account Activity

38	.	Deposits
		a.	Excess Funds	$1,194,707.04
		b.	Reserve Account surplus (Ln 48)	$12,120.04
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,206,827.08

39	.	Withdrawals
		a.	Certificateholder Distribution	$1,206,827.08
		b.	Total Withdrawals from Certificate Payment Account	$1,206,827.08

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,075,000.00	$3,075,000.00
		b.	Note Balance	$420,629,176.71

41	.	Required Reserve Account Amount		$3,075,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,075,000.00
43	.	Investment Earnings		$12,120.04
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,087,120.04
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount		$0.00
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded Regular Principal Distributable Amount exists		$12,120.04
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,075,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
52	.	Amount to be paid to Servicer from the Collection Account		$368,188.83
53	.	Amount to be deposited from the Collection Account into the Note Payment Account		$18,072,743.81
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,194,707.04
55	.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
		if no unfunded Regular Principal distributable amount exists		$12,120.04
57	.	Amount to be deposited from the Secondary Reserve Account into the Certificate Payment Account		$512.48
58	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
59	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$16,650,277.14
60	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$879,450.00
61	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$384,110.00
62	.	Amount to be paid to Class B Noteholders from the Note Payment Account		$92,666.67
63	.	Amount to be paid to Class C Noteholders from the Note Payment Account		$66,240.00
64	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections, Reserve Account surplus, and Secondary Reserve Account surplus		$1,207,339.56

Net Loss and Delinquency Activity

65	.	Net Losses with respect to preceding Collection Period			$351,338.96
66	.	Cumulative Net Losses			$3,095,002.21
67	.	Cumulative Net Loss Percentage			0.5033%

68	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	492	$5,708,192.00
		b.	61 to 90 days past due	136	$1,456,795.62
		c.	91 or more days past due	90	$882,077.70
		d.	Total (sum a - c)	718	8,047,065.32

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 09, 2007.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer